Financial Instruments by Category (Details) - Schedule of Financial Liabilities - Financial liabilities at fair value, class [member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Liabilities [Line Items]
Accounts payable	$ 25,267,065	$ 23,839,894	$ 16,653,695
Warrant liabilities	2,076,355	1,839,808	12,449,145
Lease liabilities	351,436	606,061	785,687
other payables and accruals		5,664,220
Financial liabilities included in other payables and accruals	6,876,704	5,664,220	4,513,530
Total	34,571,560	31,949,983	45,943,380
Financial Liabilities at Fair Value Through Profit or Loss Designated as Such Upon Initial Recognition [Member]
Schedule of Financial Liabilities [Line Items]
Accounts payable
Warrant liabilities	2,076,355	1,839,808
Lease liabilities
other payables and accruals
Total	2,076,355	1,839,808
Financial Liabilities at Amortised Cost [Member]
Schedule of Financial Liabilities [Line Items]
Accounts payable	25,267,065	23,839,894	16,653,695
Warrant liabilities
Lease liabilities	351,436	606,061	785,687
other payables and accruals		5,664,220
Financial liabilities included in other payables and accruals	6,876,704	5,664,220	4,513,530
Total	$ 32,495,205	$ 30,110,175	$ 30,698,104